GOODWILL AND OTHER INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2015
GOODWILL AND OTHER INTANGIBLE ASSETS [Abstract]
GOODWILL AND OTHER INTANGIBLE ASSETS

(8) GOODWILL AND OTHER INTANGIBLE ASSETS

The following table presents changes in goodwill:

	December 31,
	2014	2015
Goodwill at the beginning of the year	96,255,546	181,322,013
Additions due to acquisitions	90,590,680	2,920,000
Impairment of goodwill	(5,524,213)	-
Goodwill at the end of the year	181,322,013	184,242,013

Impairment charge of RMB5,524,213 for goodwill of the Group's air business reporting unit was recorded for the year ended December 31, 2014 as the implied fair value of the air business reporting unit's goodwill was lower than its carrying amount. No impairment charge for goodwill was recorded for the years ended December 31, 2013 and 2015.

Intangible assets with definite lives from acquisitions consisted of the following:

	December 31,
	2014	2015
Customer lists	9,191,240	9,701,240
Trade names	85,912,345	47,080,605
Copyrights	192,000	192,000
Internet domain names	3,903,650	3,903,650
Self-developed software	4,828,942	4,828,942
Others	101,300	138,700
Less: accumulated amortization	(19,380,870)	(40,940,778)
Total intangible assets with definite lives, net	84,748,607	24,904,359
Useful lives of intangible assets with definite lives, in years	3-5	3-5

For the years ended December 31, 2013, 2014 and 2015, the Group recorded impairment charges of RMB177,000, nil and RMB40,401,740, respectively. (See Note 3)

Amortization expenses were RMB3,964,862, RMB8,669,777 and RMB21,225,033, respectively, for the years ended December 31, 2013, 2014 and 2015. The annual estimated amortization expense of the acquired intangible assets for each of the next five years is as follows:

Amortization
2016	8,163,571
2017	6,423,668
2018	5,792,386
2019	4,428,550
2020	96,184
Total	24,904,359